RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Purchase of property and equipment		$ 559,042	$ 437,912	$ 1,455,842
Melco International and Its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Management fee expenses		1,787	1,191	1,177
Purchase of property and equipment	[1]	0	315	7,758
Other service fee income		2,749	1,221	1,609
Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Purchase of property and equipment	[2]	35,510	0	0
Consultancy fee expense		$ 2,228	$ 0	$ 0

[1]	Management fee expenses mainly included the Company's reimbursement to Melco International's subsidiary for service fees incurred on its behalf for the operation of the office of the Company's Chief Executive Officer.
[2]	A company in which Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has shareholding of approximately 20% in MECOM.